Trade Payables and Trade Payables - Agreements (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Payables and Trade Payables - Agreements [Line Items]
Revenue from anticipation of payables	R$ 42	R$ 40
Revenue transaction percentage	1.21%	1.43%
Balance payable	R$ 1,459	R$ 2,039
Acquisition of hypermarkets [Member]
Trade Payables and Trade Payables - Agreements [Line Items]
Balance payable	R$ 892	R$ 3,202